Borrowings - Summary of Borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Secured bank loans, Current	$ 781,458	$ 1,065,885
Secured bank loans, Non-Current	25,775,322	30,833,234
Secured bank loans, Total	26,556,780	31,899,119
Total secured borrowings, Current	781,458	1,065,885
Total secured borrowings, Non-Current	25,775,322	30,833,234
Total secured borrowings	26,556,780	31,899,119
Unsecured convertible notes, Current	58,557,977	60,715,628
Unsecured convertible notes, Total	58,557,977	60,715,628
Unsecured other loans, Current		288,626
Unsecured other loans, Non-Current		945,325
Unsecured other loans, Total		1,233,951
Total unsecured borrowings, Current	58,557,977	61,004,254
Total unsecured borrowings, Non-Current		945,325
Total unsecured borrowings	58,557,977	61,949,579
Total borrowings, Current	59,339,435	62,070,139
Total borrowings, Non-Current	25,775,322	31,778,559
Total borrowings	$ 85,114,757	$ 93,848,698